iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
ATI, Inc.
(a)
.............................. 100,115 $ 8,643,929
Axon Enterprise, Inc.
(a)
..................... 53,394 44,207,028
Boeing Co. (The)
(a)
........................ 518,675 108,677,973
BWX Technologies, Inc. .................... 64,829 9,339,266
Curtiss-Wright Corp. ....................... 27,230 13,303,217
General Dynamics Corp. .................... 180,867 52,751,669
General Electric Co. ....................... 752,684 193,733,335
HEICO Corp. ........................... 30,366 9,960,048
HEICO Corp. , Class A ...................... 53,678 13,889,182
Hexcel Corp. ............................ 60,099 3,394,993
Howmet Aerospace, Inc. .................... 286,999 53,419,124
Huntington Ingalls Industries, Inc. .............. 27,957 6,750,497
Karman Holdings, Inc.
(a) (b)
................... 18,964 955,217
L3Harris Technologies, Inc. .................. 133,678 33,531,790
Leonardo DRS, Inc. ....................... 54,134 2,516,148
Loar Holdings, Inc.
(a) (b)
...................... 30,514 2,629,391
Lockheed Martin Corp. ..................... 149,474 69,227,388
Northrop Grumman Corp. ................... 97,065 48,530,559
Rocket Lab Corp.
(a) (b)
...................... 280,180 10,022,039
RTX Corp. ............................. 957,238 139,775,893
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 84,147 3,210,208
Standardaero, Inc.
(a)
....................... 97,385 3,082,235
Textron, Inc. ............................ 128,804 10,341,673
TransDigm Group, Inc. ..................... 39,575 60,179,328
Woodward, Inc. .......................... 42,005 10,295,005
912,367,135
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 82,998 7,963,658
Expeditors International of Washington, Inc. ....... 98,102 11,208,154
FedEx Corp. ............................ 155,823 35,420,126
GXO Logistics, Inc.
(a) (b)
..................... 83,506 4,066,742
United Parcel Service, Inc. , Class B ............ 523,719 52,864,196
111,522,876
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 163,801 11,174,504
BorgWarner, Inc. ......................... 156,697 5,246,216
Gentex Corp. ........................... 167,102 3,674,573
Lear Corp. ............................. 39,928 3,792,361
QuantumScape Corp. , Class A
(a) (b)
............. 251,833 1,692,318
25,579,972
a
Automobiles  —  1 .7%
Ford Motor Co. .......................... 2,817,360 30,568,356
General Motors Co. ....................... 691,635 34,035,359
Harley-Davidson, Inc. ...................... 80,617 1,902,561
Lucid Group, Inc.
(a) (b)
....................... 709,824 1,497,729
Rivian Automotive, Inc. , Class A
(a) (b)
............. 554,703 7,621,619
Tesla, Inc.
(a)
............................. 2,013,315 639,549,643
Thor Industries, Inc. ....................... 37,267 3,309,682
718,484,949
a
Banks  —  3 .6%
Bank of America Corp. ..................... 4,909,024 232,295,016
Bank OZK ............................. 75,757 3,565,124
BOK Financial Corp. ....................... 16,243 1,585,804
Citigroup, Inc. ........................... 1,325,905 112,861,034
Citizens Financial Group, Inc. ................ 315,482 14,117,820
Columbia Banking System, Inc. ............... 148,326 3,467,862
Comerica, Inc. ........................... 93,970 5,605,311
Commerce Bancshares, Inc. ................. 90,053 5,598,595
Cullen/Frost Bankers, Inc. ................... 42,056 5,405,878
Security Shares Value
a
Banks (continued)
East West Bancorp, Inc. .................... 97,839 $ 9,879,782
Fifth Third Bancorp ....................... 476,608 19,602,887
First Citizens BancShares, Inc. , Class A
(b)
........ 7,054 13,800,939
First Hawaiian, Inc. ....................... 91,199 2,276,327
First Horizon Corp. ........................ 359,817 7,628,120
FNB Corp. ............................. 260,890 3,803,776
Huntington Bancshares, Inc. ................. 1,042,588 17,473,775
JPMorgan Chase & Co. .................... 1,987,865 576,301,942
KeyCorp ............................... 663,883 11,564,842
M&T Bank Corp. ......................... 116,367 22,574,034
NU Holdings Ltd. , Class A
(a)
.................. 2,285,254 31,353,685
Pinnacle Financial Partners, Inc. ............... 53,453 5,901,746
PNC Financial Services Group, Inc. (The) ........ 282,816 52,722,559
Popular, Inc. ............................ 50,054 5,516,451
Prosperity Bancshares, Inc. .................. 65,460 4,597,910
Regions Financial Corp. .................... 642,999 15,123,336
SouthState Corp. ......................... 71,771 6,605,085
Synovus Financial Corp. .................... 102,583 5,308,670
TFS Financial Corp. ....................... 42,568 551,256
Truist Financial Corp. ...................... 937,725 40,312,798
U.S. Bancorp ........................... 1,119,042 50,636,651
Webster Financial Corp. .................... 118,808 6,486,917
Wells Fargo & Co. ........................ 2,332,504 186,880,220
Western Alliance Bancorp ................... 76,690 5,980,286
Wintrust Financial Corp. .................... 47,448 5,882,603
Zions Bancorp NA ........................ 105,708 5,490,474
1,498,759,515
a
Beverages  —  1 .0%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 6,679 1,274,420
Brown-Forman Corp. , Class A ................ 35,366 971,504
Brown-Forman Corp. , Class B , NVS ............ 105,697 2,844,306
Celsius Holdings, Inc.
(a)
..................... 117,654 5,457,969
Coca-Cola Co. (The) ...................... 2,783,492 196,932,059
Coca-Cola Consolidated, Inc. ................. 37,062 4,137,972
Constellation Brands, Inc. , Class A ............. 93,511 15,212,370
Keurig Dr Pepper, Inc. ..................... 926,930 30,644,306
Molson Coors Beverage Co. , Class B ........... 122,338 5,883,234
Monster Beverage Corp.
(a)
................... 499,280 31,274,899
PepsiCo, Inc. ........................... 980,812 129,506,417
Primo Brands Corp. , Class A ................. 183,758 5,442,912
429,582,368
a
Biotechnology  —  1 .7%
AbbVie, Inc. ............................ 1,268,010 235,368,016
Alnylam Pharmaceuticals, Inc.
(a)
............... 89,334 29,130,924
Amgen, Inc. ............................ 385,379 107,601,671
Apellis Pharmaceuticals, Inc.
(a)
................ 74,324 1,286,549
Biogen, Inc.
(a)
........................... 105,314 13,226,385
BioMarin Pharmaceutical, Inc.
(a)
............... 134,659 7,402,205
Exact Sciences Corp.
(a)
..................... 131,464 6,985,997
Exelixis, Inc.
(a)
........................... 193,070 8,509,560
Gilead Sciences, Inc. ...................... 891,395 98,828,964
Halozyme Therapeutics, Inc.
(a)
................ 87,710 4,562,674
Incyte Corp.
(a) (b)
.......................... 114,569 7,802,149
Insmed, Inc.
(a)
........................... 127,766 12,858,370
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 110,916 4,382,291
Moderna, Inc.
(a) (b)
......................... 253,872 7,004,329
Natera, Inc.
(a)
........................... 92,943 15,701,790
Neurocrine Biosciences, Inc.
(a)
................ 69,301 8,710,443
Regeneron Pharmaceuticals, Inc. .............. 75,001 39,375,525
Revolution Medicines, Inc.
(a) (b)
................ 124,052 4,563,873
Roivant Sciences Ltd.
(a) (b)
................... 271,159 3,055,962
Sarepta Therapeutics, Inc.
(a)
................. 65,410 1,118,511

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Summit Therapeutics, Inc.
(a) (b)
................. 83,590 $ 1,778,795
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 62,333 2,266,428
United Therapeutics Corp.
(a)
.................. 31,323 9,000,664
Vertex Pharmaceuticals, Inc.
(a)
................ 184,076 81,950,635
Viking Therapeutics, Inc.
(a) (b)
.................. 75,461 1,999,717
714,472,427
a
Broadline Retail  —  3 .8%
Amazon.com, Inc.
(a)
....................... 6,866,038 1,506,340,077
Coupang, Inc.
(a)
.......................... 888,642 26,623,714
Dillard's, Inc. , Class A
(b)
..................... 2,195 917,137
eBay, Inc. .............................. 329,672 24,547,377
Etsy, Inc.
(a)
............................. 73,864 3,705,018
Macy's, Inc. ............................ 193,794 2,259,638
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 43,005 5,667,199
1,570,060,160
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 82,736 5,424,999
AAON, Inc. ............................. 49,014 3,614,782
Advanced Drainage Systems, Inc. ............. 50,512 5,801,808
Allegion PLC ............................ 61,009 8,792,617
Armstrong World Industries, Inc. ............... 30,780 4,999,903
AZEK Co., Inc. (The) , Class A
(a)
............... 104,742 5,692,728
Builders FirstSource, Inc.
(a)
.................. 79,898 9,323,298
Carlisle Companies, Inc. .................... 30,679 11,455,539
Carrier Global Corp. ....................... 576,467 42,191,620
Fortune Brands Innovations, Inc. .............. 88,423 4,552,016
Hayward Holdings, Inc.
(a) (b)
................... 142,020 1,959,876
Johnson Controls International PLC ............ 471,373 49,786,416
Lennox International, Inc. ................... 23,244 13,324,390
Masco Corp. ............................ 150,430 9,681,675
Owens Corning .......................... 61,844 8,504,787
Simpson Manufacturing Co., Inc.
(b)
............. 30,354 4,714,280
Trane Technologies PLC .................... 159,563 69,794,452
Trex Co., Inc.
(a) (b)
......................... 78,515 4,269,646
263,884,832
a
Capital Markets  —  3 .6%
Affiliated Managers Group, Inc. ............... 21,119 4,155,586
Ameriprise Financial, Inc. ................... 68,393 36,503,396
Ares Management Corp. , Class A .............. 133,364 23,098,645
Bank of New York Mellon Corp. (The) ........... 512,352 46,680,391
BlackRock, Inc.
(c)
......................... 109,202 114,580,199
Blackstone, Inc. .......................... 523,874 78,361,073
Blue Owl Capital, Inc. , Class A ................ 436,605 8,387,182
Brookfield Asset Management Ltd. , Class A
(b)
...... 273,687 15,129,417
Carlyle Group, Inc. (The) .................... 187,194 9,621,772
Cboe Global Markets, Inc. ................... 74,918 17,471,627
Charles Schwab Corp. (The) ................. 1,221,550 111,454,222
CME Group, Inc. , Class A ................... 258,111 71,140,554
Coinbase Global, Inc. , Class A
(a) (b)
.............. 147,648 51,749,147
Evercore, Inc. , Class A ..................... 25,938 7,003,779
FactSet Research Systems, Inc. ............... 27,309 12,214,769
Franklin Resources, Inc. .................... 222,509 5,306,840
Freedom Holding Corp.
(a) (b)
.................. 12,634 1,845,196
Goldman Sachs Group, Inc. (The) ............. 217,940 154,247,034
Hamilton Lane, Inc. , Class A ................. 28,856 4,101,015
Houlihan Lokey, Inc. , Class A ................. 38,907 7,001,315
Interactive Brokers Group, Inc. , Class A .......... 302,118 16,740,358
Intercontinental Exchange, Inc. ............... 408,863 75,014,095
Invesco Ltd. ............................ 264,450 4,170,376
Janus Henderson Group PLC ................ 92,169 3,579,844
Jefferies Financial Group, Inc. ................ 109,595 5,993,750
KKR & Co., Inc. .......................... 483,499 64,319,872
Security Shares Value
a
Capital Markets (continued)
Lazard, Inc. ............................ 78,178 $ 3,750,980
LPL Financial Holdings, Inc.
(b)
................ 56,804 21,299,796
MarketAxess Holdings, Inc. .................. 26,718 5,967,198
Moody's Corp. ........................... 111,264 55,808,910
Morgan Stanley .......................... 824,078 116,079,627
Morningstar, Inc. ......................... 16,825 5,281,872
MSCI, Inc. ............................. 53,834 31,048,221
Nasdaq, Inc. ............................ 295,707 26,442,120
Northern Trust Corp. ....................... 139,130 17,640,293
Raymond James Financial, Inc. ............... 130,861 20,070,152
Robinhood Markets, Inc. , Class A
(a)
............. 529,719 49,597,590
S&P Global, Inc. ......................... 219,776 115,885,687
SEI Investments Co. ....................... 73,139 6,572,270
State Street Corp. ........................ 206,153 21,922,310
Stifel Financial Corp. ...................... 71,256 7,394,948
T Rowe Price Group, Inc. ................... 159,195 15,362,317
TPG, Inc. , Class A ........................ 92,678 4,860,961
Tradeweb Markets, Inc. , Class A ............... 83,985 12,295,404
Virtu Financial, Inc. , Class A .................. 60,537 2,711,452
XP, Inc. , Class A ......................... 292,674 5,912,015
1,495,775,577
a
Chemicals  —  1 .2%
Air Products and Chemicals, Inc. .............. 159,319 44,937,517
Albemarle Corp. ......................... 84,075 5,268,980
Ashland, Inc. ............................ 36,074 1,813,801
Axalta Coating Systems Ltd.
(a)
................ 156,039 4,632,798
Celanese Corp. .......................... 77,940 4,312,420
CF Industries Holdings, Inc. .................. 118,555 10,907,060
Corteva, Inc. ............................ 489,639 36,492,795
Dow, Inc. .............................. 504,956 13,371,235
DuPont de Nemours, Inc. ................... 300,061 20,581,184
Eastman Chemical Co. ..................... 82,194 6,136,604
Ecolab, Inc. ............................ 179,330 48,318,675
Element Solutions, Inc. ..................... 162,498 3,680,580
FMC Corp. ............................. 88,944 3,713,412
Huntsman Corp. ......................... 120,868 1,259,444
International Flavors & Fragrances, Inc. .......... 183,651 13,507,531
Linde PLC ............................. 336,121 157,701,251
LyondellBasell Industries N.V. , Class A .......... 182,503 10,559,624
Mosaic Co. (The) ......................... 229,484 8,371,576
NewMarket Corp. ......................... 4,228 2,920,956
Olin Corp. .............................. 82,414 1,655,697
PPG Industries, Inc. ....................... 162,674 18,504,167
RPM International, Inc. ..................... 90,700 9,962,488
Scotts Miracle-Gro Co. (The) , Class A ........... 31,575 2,082,687
Sherwin-Williams Co. (The) .................. 166,955 57,325,669
Westlake Corp. .......................... 23,389 1,775,927
489,794,078
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 246,075 54,842,735
Clean Harbors, Inc.
(a)
...................... 37,052 8,565,681
Copart, Inc.
(a) (b)
.......................... 624,945 30,666,051
MSA Safety, Inc. ......................... 27,221 4,560,334
RB Global, Inc. .......................... 132,290 14,047,875
Republic Services, Inc. ..................... 144,990 35,755,984
Rollins, Inc. ............................. 200,450 11,309,389
Tetra Tech, Inc. .......................... 189,137 6,801,367
Veralto Corp. ............................ 170,633 17,225,401
Waste Management, Inc. .................... 264,781 60,587,189
244,362,006
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 739,893 $ 75,698,453
Ciena Corp.
(a)
........................... 103,247 8,397,079
Cisco Systems, Inc. ....................... 2,848,866 197,654,323
F5, Inc.
(a) (b)
............................. 41,326 12,163,068
Juniper Networks, Inc. ..................... 232,496 9,283,565
Lumentum Holdings, Inc.
(a) (b)
................. 48,835 4,642,255
Motorola Solutions, Inc. .................... 118,795 49,948,546
Ubiquiti, Inc. ............................ 3,011 1,239,478
359,026,767
a
Construction & Engineering  —  0 .3%
AECOM ............................... 95,029 10,724,973
API Group Corp.
(a)
........................ 168,433 8,598,505
Comfort Systems USA, Inc. .................. 25,256 13,542,520
EMCOR Group, Inc. ....................... 31,660 16,934,617
Everus Construction Group, Inc.
(a)
.............. 37,139 2,359,441
MasTec, Inc.
(a)
........................... 44,380 7,563,683
Quanta Services, Inc. ...................... 104,864 39,646,981
Valmont Industries, Inc. ..................... 14,060 4,591,574
WillScot Holdings Corp. , Class A .............. 125,531 3,439,550
107,401,844
a
Construction Materials  —  0 .2%
CRH PLC .............................. 485,424 44,561,923
Eagle Materials, Inc. ....................... 23,634 4,776,668
Martin Marietta Materials, Inc. ................ 42,914 23,558,069
Vulcan Materials Co. ...................... 94,952 24,765,381
97,662,041
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 200,333 7,802,970
American Express Co. ..................... 393,116 125,396,142
Capital One Financial Corp. .................. 449,916 95,724,128
Credit Acceptance Corp.
(a) (b)
.................. 4,408 2,245,567
OneMain Holdings, Inc. ..................... 83,341 4,750,437
SLM Corp. ............................. 151,469 4,966,669
SoFi Technologies, Inc.
(a) (b)
.................. 761,524 13,867,352
Synchrony Financial ....................... 272,274 18,171,567
272,924,832
a
Consumer Staples Distribution & Retail  —  2 .0%
Albertsons Companies, Inc. , Class A ............ 297,478 6,398,752
BJ's Wholesale Club Holdings, Inc.
(a)
............ 95,229 10,268,543
Casey's General Stores, Inc. ................. 26,548 13,546,648
Costco Wholesale Corp. .................... 317,710 314,513,837
Dollar General Corp. ...................... 158,102 18,083,707
Dollar Tree, Inc.
(a)
......................... 144,761 14,337,129
Kroger Co. (The) ......................... 434,027 31,132,757
Maplebear, Inc.
(a) (b)
........................ 117,838 5,330,991
Performance Food Group Co.
(a)
............... 110,816 9,693,076
Sprouts Farmers Market, Inc.
(a)
................ 70,060 11,534,678
Sysco Corp. ............................ 347,263 26,301,700
Target Corp. ............................ 325,314 32,092,226
U.S. Foods Holding Corp.
(a)
.................. 164,348 12,656,440
Walgreens Boots Alliance, Inc. ................ 514,725 5,909,043
Walmart, Inc. ............................ 3,114,072 304,493,960
816,293,487
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,642,835 15,097,654
AptarGroup, Inc. ......................... 47,669 7,456,862
Avery Dennison Corp. ...................... 55,675 9,769,292
Ball Corp. .............................. 202,121 11,336,967
Crown Holdings, Inc. ...................... 83,837 8,633,534
Graphic Packaging Holding Co. ............... 213,251 4,493,198
International Paper Co. ..................... 377,022 17,655,940
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 63,204 $ 11,910,794
Sealed Air Corp. ......................... 104,029 3,228,020
Silgan Holdings, Inc. ....................... 61,698 3,342,798
Smurfit WestRock PLC ..................... 372,482 16,072,598
Sonoco Products Co. ...................... 72,086 3,140,066
112,137,723
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 100,764 12,223,681
LKQ Corp. ............................. 187,828 6,951,514
Pool Corp. ............................. 25,702 7,491,619
26,666,814
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 267,557 2,266,208
Bright Horizons Family Solutions, Inc.
(a)
.......... 40,856 5,049,393
Duolingo, Inc. , Class A
(a)
.................... 27,065 11,097,191
Grand Canyon Education, Inc.
(a)
............... 21,040 3,976,560
H&R Block, Inc. .......................... 94,912 5,209,720
Service Corp. International .................. 100,376 8,170,606
35,769,678
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 156,694 9,774,572
a
Diversified Telecommunication Services  —  0 .7%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 123,368 5,764,987
AT&T, Inc. .............................. 5,020,891 145,304,585
Frontier Communications Parent, Inc.
(a)
.......... 173,724 6,323,554
Iridium Communications, Inc. ................. 67,903 2,048,633
Liberty Global Ltd. , Class A
(a)
................. 118,510 1,186,285
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 122,905 1,267,151
Verizon Communications, Inc. ................ 3,022,980 130,804,345
292,699,540
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 184,431 11,152,543
American Electric Power Co., Inc. .............. 382,705 39,709,471
Constellation Energy Corp. .................. 224,177 72,355,368
Duke Energy Corp. ....................... 554,065 65,379,670
Edison International ....................... 273,363 14,105,531
Entergy Corp. ........................... 306,269 25,457,079
Evergy, Inc. ............................. 160,317 11,050,651
Eversource Energy ....................... 263,782 16,781,811
Exelon Corp. ............................ 717,543 31,155,717
FirstEnergy Corp. ........................ 392,760 15,812,518
IDACORP, Inc. .......................... 38,260 4,417,117
NextEra Energy, Inc. ...................... 1,480,420 102,770,756
NRG Energy, Inc. ......................... 141,836 22,776,025
OGE Energy Corp. ........................ 146,555 6,504,111
PG&E Corp. ............................ 1,568,180 21,860,429
Pinnacle West Capital Corp. ................. 81,127 7,258,433
PPL Corp. ............................. 530,105 17,965,258
Southern Co. (The) ....................... 787,015 72,271,587
Xcel Energy, Inc. ......................... 413,661 28,170,314
586,954,389
a
Electrical Equipment  —  1 .0%
Acuity, Inc. ............................. 22,143 6,606,143
AMETEK, Inc. ........................... 164,893 29,839,037
Eaton Corp. PLC ......................... 280,502 100,136,409
Emerson Electric Co. ...................... 403,407 53,786,255
GE Vernova, Inc. ......................... 195,688 103,548,305
Generac Holdings, Inc.
(a) (b)
................... 42,538 6,091,867
Hubbell, Inc. ............................ 38,770 15,834,056
nVent Electric PLC ........................ 117,899 8,636,102

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Regal Rexnord Corp. ...................... 47,563 $ 6,894,732
Rockwell Automation, Inc. ................... 81,197 26,971,208
Sensata Technologies Holding PLC ............ 109,300 3,291,023
Vertiv Holdings Co. , Class A ................. 272,290 34,964,759
396,599,896
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 863,042 85,225,397
Arrow Electronics, Inc.
(a)
.................... 38,346 4,886,431
Avnet, Inc. ............................. 62,402 3,312,298
CDW Corp. ............................. 94,159 16,815,856
Cognex Corp. ........................... 123,591 3,920,306
Coherent Corp.
(a)
......................... 109,809 9,796,061
Corning, Inc. ............................ 558,825 29,388,607
Crane NXT Co. .......................... 34,729 1,871,893
Flex Ltd.
(a)
.............................. 272,813 13,618,825
Ingram Micro Holding Corp.
(b)
................. 12,767 266,064
IPG Photonics Corp.
(a)
..................... 17,767 1,219,705
Jabil, Inc. .............................. 76,611 16,708,859
Keysight Technologies, Inc.
(a) (b)
................ 123,150 20,179,359
Littelfuse, Inc. ........................... 17,233 3,907,238
Ralliant Corp.
(a)
.......................... 81,670 3,960,178
TD SYNNEX Corp. ........................ 54,100 7,341,370
Teledyne Technologies, Inc.
(a)
................. 33,248 17,033,283
Trimble, Inc.
(a) (b)
.......................... 170,501 12,954,666
Vontier Corp. ............................ 111,332 4,108,151
Zebra Technologies Corp. , Class A
(a)
............ 36,583 11,280,734
267,795,281
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 709,817 27,214,384
Halliburton Co. .......................... 613,593 12,505,025
NOV, Inc. .............................. 267,394 3,323,708
Schlumberger N.V. ........................ 973,619 32,908,322
TechnipFMC PLC ........................ 297,289 10,238,633
Weatherford International PLC ................ 51,804 2,606,259
88,796,331
a
Entertainment  —  2 .0%
Electronic Arts, Inc. ....................... 186,687 29,813,914
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 17,915 1,701,208
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 150,890 15,768,005
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 13,861 1,101,673
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 33,108 2,687,045
Live Nation Entertainment, Inc.
(a) (b)
............. 114,072 17,256,812
Madison Square Garden Sports Corp. , Class A
(a)
.... 11,518 2,406,686
Netflix, Inc.
(a)
............................ 303,330 406,198,303
ROBLOX Corp. , Class A
(a) (b)
.................. 403,291 42,426,213
Roku, Inc. , Class A
(a)
...................... 91,502 8,042,111
Spotify Technology SA
(a) (b)
................... 110,085 84,472,624
Take-Two Interactive Software, Inc.
(a)
............ 127,453 30,951,961
TKO Group Holdings, Inc. , Class A ............. 49,209 8,953,578
Walt Disney Co. (The) ..................... 1,296,212 160,743,250
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,596,541 18,296,360
830,819,743
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a)
................ 186,276 12,879,123
Apollo Global Management, Inc. ............... 295,081 41,863,141
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,320,159 641,293,637
Block, Inc. , Class A
(a)
...................... 389,778 26,477,620
Corpay, Inc.
(a)
........................... 49,019 16,265,485
Equitable Holdings, Inc. .................... 222,802 12,499,192
Euronet Worldwide, Inc.
(a)
................... 29,406 2,981,180
Security Shares Value
a
Financial Services (continued)
Fidelity National Information Services, Inc. ........ 376,885 $ 30,682,208
Fiserv, Inc.
(a)
............................ 394,911 68,086,606
Global Payments, Inc. ..................... 174,755 13,987,390
Jack Henry & Associates, Inc. ................ 52,872 9,525,948
Mastercard, Inc. , Class A .................... 582,315 327,226,091
MGIC Investment Corp. .................... 166,971 4,648,473
Mr Cooper Group, Inc.
(a)
.................... 44,902 6,699,827
PayPal Holdings, Inc.
(a)
..................... 696,996 51,800,743
Rocket Companies, Inc. , Class A
(b)
............. 99,419 1,409,761
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 43,600 4,321,196
Toast, Inc. , Class A
(a)
...................... 323,306 14,319,223
UWM Holdings Corp. , Class A ................ 66,943 277,144
Visa, Inc. , Class A ........................ 1,219,120 432,848,556
Voya Financial, Inc. ....................... 69,089 4,905,319
Western Union Co. (The) ................... 198,433 1,670,806
WEX, Inc.
(a) (b)
............................ 24,292 3,568,252
1,730,236,921
a
Food Products  —  0 .6%
Archer-Daniels-Midland Co. .................. 343,617 18,136,105
Bunge Global SA ......................... 95,333 7,653,333
Conagra Brands, Inc. ...................... 343,224 7,025,795
Darling Ingredients, Inc.
(a)
................... 113,376 4,301,485
Flowers Foods, Inc. ....................... 132,520 2,117,670
Freshpet, Inc.
(a)
.......................... 33,424 2,271,495
General Mills, Inc. ........................ 391,190 20,267,554
Hershey Co. (The) ........................ 104,537 17,347,915
Hormel Foods Corp. ....................... 209,501 6,337,405
Ingredion, Inc. ........................... 45,704 6,198,377
J M Smucker Co. (The) ..................... 73,607 7,228,207
Kellanova .............................. 198,859 15,815,256
Kraft Heinz Co. (The) ...................... 611,093 15,778,421
Lamb Weston Holdings, Inc. ................. 97,517 5,056,256
McCormick & Co., Inc. , NVS ................. 182,114 13,807,884
Mondelez International, Inc. , Class A ............ 927,317 62,538,258
Pilgrim's Pride Corp. ....................... 28,261 1,271,180
Post Holdings, Inc.
(a)
....................... 37,456 4,083,828
Seaboard Corp. .......................... 145 414,874
Smithfield Foods, Inc. ...................... 18,384 432,576
The Campbell's Company ................... 139,884 4,287,445
Tyson Foods, Inc. , Class A .................. 204,085 11,416,515
233,787,834
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 111,391 17,166,467
MDU Resources Group, Inc. ................. 148,579 2,476,812
National Fuel Gas Co. ..................... 64,011 5,422,372
UGI Corp. .............................. 157,681 5,742,742
30,808,393
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 12,778 2,160,121
CSX Corp. ............................. 1,343,571 43,840,722
JB Hunt Transport Services, Inc. .............. 57,109 8,200,852
Knight-Swift Transportation Holdings, Inc. , Class A .. 111,070 4,912,626
Landstar System, Inc. ...................... 25,594 3,558,078
Lyft, Inc. , Class A
(a)
........................ 274,004 4,318,303
Norfolk Southern Corp. ..................... 162,152 41,506,047
Old Dominion Freight Line, Inc. ............... 133,386 21,648,548
Ryder System, Inc. ........................ 28,783 4,576,497
Saia, Inc.
(a)
............................. 18,830 5,159,232
Schneider National, Inc. , Class B .............. 33,663 812,961
Uber Technologies, Inc.
(a)
................... 1,441,044 134,449,405
U-Haul Holding Co.
(a) (b)
..................... 6,377 386,191
U-Haul Holding Co. , Series N , NVS ............. 71,951 3,911,976

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 428,062 $ 98,488,505
XPO, Inc.
(a) (b)
............................ 81,399 10,279,880
388,209,944
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ....................... 1,239,383 168,568,482
Align Technology, Inc.
(a)
..................... 49,067 9,289,855
Baxter International, Inc. .................... 366,025 11,083,237
Becton Dickinson & Co. .................... 204,725 35,263,881
Boston Scientific Corp.
(a)
.................... 1,054,963 113,313,576
Cooper Companies, Inc. (The)
(a)
............... 142,192 10,118,383
DENTSPLY SIRONA, Inc. ................... 142,719 2,266,378
Dexcom, Inc.
(a)
.......................... 280,734 24,505,271
Edwards Lifesciences Corp.
(a)
................ 411,959 32,219,313
Envista Holdings Corp.
(a) (b)
................... 118,904 2,323,384
GE HealthCare Technologies, Inc. ............. 327,229 24,237,852
Globus Medical, Inc. , Class A
(a) (b)
.............. 80,333 4,741,253
Hologic, Inc.
(a)
........................... 159,583 10,398,428
IDEXX Laboratories, Inc.
(a) (b)
................. 57,756 30,976,853
Inspire Medical Systems, Inc.
(a) (b)
.............. 21,397 2,776,689
Insulet Corp.
(a)
........................... 50,343 15,816,764
Intuitive Surgical, Inc.
(a)
..................... 255,434 138,805,390
Masimo Corp.
(a)
.......................... 30,950 5,206,409
Medtronic PLC .......................... 917,881 80,011,687
Penumbra, Inc.
(a)
......................... 26,953 6,916,948
ResMed, Inc. ........................... 104,117 26,862,186
Solventum Corp.
(a)
........................ 99,219 7,524,769
STERIS PLC ............................ 71,159 17,093,815
Stryker Corp. ........................... 246,361 97,467,802
Teleflex, Inc. ............................ 31,963 3,783,141
Zimmer Biomet Holdings, Inc. ................ 142,528 12,999,979
894,571,725
a
Health Care Providers & Services  —  1 .7%
Acadia Healthcare Co., Inc.
(a)
................. 65,075 1,476,552
Amedisys, Inc.
(a)
......................... 22,738 2,237,192
Cardinal Health, Inc. ....................... 172,850 29,038,800
Cencora, Inc. ........................... 131,061 39,298,641
Centene Corp.
(a)
......................... 355,383 19,290,189
Chemed Corp. ........................... 10,753 5,235,958
Cigna Group (The) ........................ 191,526 63,314,665
CVS Health Corp. ........................ 907,579 62,604,799
DaVita, Inc.
(a) (b)
.......................... 27,380 3,900,281
Elevance Health, Inc. ...................... 161,859 62,956,677
Encompass Health Corp. ................... 70,367 8,629,105
HCA Healthcare, Inc. ...................... 125,156 47,947,264
Henry Schein, Inc.
(a)
....................... 78,418 5,728,435
Humana, Inc. ........................... 86,450 21,135,296
Labcorp Holdings, Inc. ..................... 60,078 15,771,076
McKesson Corp. ......................... 89,834 65,828,558
Molina Healthcare, Inc.
(a)
.................... 38,377 11,432,508
Quest Diagnostics, Inc. ..................... 79,298 14,244,300
Tenet Healthcare Corp.
(a)
.................... 65,546 11,536,096
UnitedHealth Group, Inc. .................... 651,341 203,198,852
Universal Health Services, Inc. , Class B ......... 39,416 7,140,208
701,945,452
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 122,850 8,922,595
Healthcare Realty Trust, Inc. , Class A ........... 234,857 3,724,832
Healthpeak Properties, Inc. .................. 496,660 8,696,517
Medical Properties Trust, Inc.
(b)
................ 357,032 1,538,808
Omega Healthcare Investors, Inc. .............. 205,530 7,532,674
Ventas, Inc. ............................ 312,276 19,720,229
Security Shares Value
a
Health Care REITs (continued)
Welltower, Inc. ........................... 468,950 $ 72,091,684
122,227,339
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 82,627 966,736
Doximity, Inc. , Class A
(a)
.................... 88,391 5,421,904
Veeva Systems, Inc. , Class A
(a)
............... 105,939 30,508,313
36,896,953
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 504,268 7,745,557
Park Hotels & Resorts, Inc. .................. 148,574 1,519,912
9,265,469
a
Hotels, Restaurants & Leisure  —  2 .3%
Airbnb, Inc. , Class A
(a)
...................... 304,380 40,281,649
Aramark ............................... 188,041 7,873,277
Booking Holdings, Inc. ..................... 23,273 134,732,982
Boyd Gaming Corp. ....................... 41,585 3,253,195
Caesars Entertainment, Inc.
(a) (b)
............... 154,626 4,389,832
Carnival Corp.
(a)
.......................... 773,609 21,753,885
Cava Group, Inc.
(a)
........................ 71,404 6,014,359
Chipotle Mexican Grill, Inc.
(a)
................. 960,097 53,909,447
Choice Hotels International, Inc.
(b)
.............. 18,664 2,368,088
Churchill Downs, Inc. ...................... 46,545 4,701,045
Darden Restaurants, Inc. ................... 84,325 18,380,320
Domino's Pizza, Inc. ....................... 22,764 10,257,458
DoorDash, Inc. , Class A
(a)
................... 256,813 63,306,973
DraftKings, Inc. , Class A
(a) (b)
.................. 343,984 14,753,474
Dutch Bros, Inc. , Class A
(a)
.................. 78,735 5,383,112
Expedia Group, Inc. ....................... 87,594 14,775,356
Flutter Entertainment PLC
(a) (b)
................. 125,397 35,833,447
Hilton Worldwide Holdings, Inc. ............... 166,945 44,464,131
Hyatt Hotels Corp. , Class A .................. 29,496 4,119,116
Las Vegas Sands Corp. .................... 229,241 9,974,276
Light & Wonder, Inc.
(a)
...................... 59,220 5,700,517
Marriott International, Inc. , Class A ............. 162,646 44,436,514
McDonald's Corp. ........................ 511,653 149,489,657
MGM Resorts International
(a)
................. 146,627 5,042,502
Norwegian Cruise Line Holdings Ltd.
(a)
........... 309,120 6,268,954
Penn Entertainment, Inc.
(a)
................... 112,434 2,009,196
Planet Fitness, Inc. , Class A
(a)
................ 59,900 6,532,095
Restaurant Brands International, Inc. ............ 231,567 15,350,576
Royal Caribbean Cruises Ltd. ................ 180,602 56,553,710
Starbucks Corp. .......................... 813,129 74,507,010
Texas Roadhouse, Inc. ..................... 47,706 8,940,581
Travel + Leisure Co. ....................... 48,662 2,511,446
Vail Resorts, Inc. ......................... 25,652 4,030,699
Viking Holdings Ltd.
(a)
...................... 145,486 7,752,949
Wendy's Co. (The) ........................ 126,173 1,440,896
Wingstop, Inc.
(b)
.......................... 19,886 6,696,412
Wyndham Hotels & Resorts, Inc. .............. 54,419 4,419,367
Wynn Resorts Ltd. ........................ 59,767 5,598,375
Yum! Brands, Inc. ........................ 199,492 29,560,725
937,367,603
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 196,385 25,317,954
Garmin Ltd. ............................. 116,658 24,348,858
Lennar Corp. , Class A ...................... 165,162 18,268,569
Lennar Corp. , Class B ..................... 8,210 864,102
Mohawk Industries, Inc.
(a)
................... 37,526 3,934,226
Newell Brands, Inc. ....................... 300,045 1,620,243
NVR, Inc.
(a)
............................. 2,014 14,874,719
PulteGroup, Inc. ......................... 142,952 15,075,718

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Durables (continued)
SharkNinja, Inc.
(a)
......................... 47,436 $ 4,695,690
Somnigroup International, Inc. ................ 144,688 9,846,018
Toll Brothers, Inc. ......................... 70,907 8,092,616
TopBuild Corp.
(a) (b)
........................ 20,856 6,751,922
Whirlpool Corp. .......................... 38,279 3,882,256
137,572,891
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 175,686 16,885,181
Clorox Co. (The) ......................... 88,867 10,670,261
Colgate-Palmolive Co. ..................... 575,427 52,306,314
Kimberly-Clark Corp. ...................... 238,024 30,686,054
Procter & Gamble Co. (The) ................. 1,681,208 267,850,059
Reynolds Consumer Products, Inc. ............. 38,565 826,062
379,223,931
a
Independent Power and Renewable Electricity Producers  —  0 .2%
AES Corp. (The) ......................... 508,813 5,352,713
Brookfield Renewable Corp. , Class A
(b)
.......... 102,741 3,367,850
Clearway Energy, Inc. , Class A ................ 24,776 749,722
Clearway Energy, Inc. , Class C ............... 59,475 1,903,200
Talen Energy Corp.
(a) (b)
..................... 32,479 9,443,919
Vistra Corp. ............................ 242,150 46,931,091
67,748,495
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 385,658 58,712,574
Honeywell International, Inc. ................. 460,748 107,298,994
166,011,568
a
Industrial REITs  —  0 .2%
Americold Realty Trust, Inc. .................. 204,896 3,407,420
EastGroup Properties, Inc. .................. 35,812 5,984,901
First Industrial Realty Trust, Inc. ............... 94,807 4,563,061
Lineage, Inc. ............................ 44,384 1,931,592
Prologis, Inc. ............................ 664,001 69,799,785
Rexford Industrial Realty, Inc. ................ 169,623 6,033,490
STAG Industrial, Inc. ...................... 133,295 4,835,943
96,556,192
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 348,661 36,769,789
Allstate Corp. (The) ....................... 188,532 37,953,377
American Financial Group, Inc. ............... 47,310 5,970,995
American International Group, Inc. ............. 417,712 35,751,970
Aon PLC , Class A ........................ 150,291 53,617,817
Arch Capital Group Ltd. .................... 258,414 23,528,595
Arthur J Gallagher & Co. .................... 181,511 58,105,301
Assurant, Inc. ........................... 36,999 7,306,933
Assured Guaranty Ltd. ..................... 33,321 2,902,259
Axis Capital Holdings Ltd. ................... 55,669 5,779,556
Brighthouse Financial, Inc.
(a)
................. 42,094 2,263,394
Brown & Brown, Inc. ....................... 195,377 21,661,448
Chubb Ltd. ............................. 266,382 77,176,193
Cincinnati Financial Corp. ................... 109,261 16,271,148
CNA Financial Corp. ....................... 17,732 825,070
Everest Group Ltd. ........................ 30,266 10,285,900
Fidelity National Financial, Inc. ................ 186,351 10,446,837
First American Financial Corp. ................ 73,173 4,492,090
Globe Life, Inc. .......................... 59,450 7,389,041
Hanover Insurance Group, Inc. (The) ........... 25,787 4,380,438
Hartford Insurance Group, Inc. (The) ............ 203,153 25,774,021
Kemper Corp. ........................... 44,946 2,900,815
Kinsale Capital Group, Inc. .................. 15,649 7,572,551
Lincoln National Corp. ..................... 124,762 4,316,765
Loews Corp. ............................ 122,278 11,208,001
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a) (b)
...................... 8,907 $ 17,790,486
Marsh & McLennan Companies, Inc. ............ 353,257 77,236,110
MetLife, Inc. ............................ 402,665 32,382,319
Old Republic International Corp. ............... 170,053 6,536,837
Primerica, Inc. ........................... 23,701 6,486,253
Principal Financial Group, Inc. ................ 158,941 12,624,684
Progressive Corp. (The) .................... 419,996 112,080,133
Prudential Financial, Inc. .................... 253,827 27,271,173
Reinsurance Group of America, Inc. ............ 47,093 9,341,367
RenaissanceRe Holdings Ltd. ................ 34,196 8,306,208
RLI Corp. .............................. 60,551 4,372,993
Ryan Specialty Holdings, Inc. , Class A ........... 73,823 5,019,226
Travelers Companies, Inc. (The) ............... 162,395 43,447,158
Unum Group ............................ 123,868 10,003,580
W R Berkley Corp. ........................ 211,742 15,556,685
White Mountains Insurance Group Ltd.
(b)
......... 1,701 3,054,520
Willis Towers Watson PLC ................... 70,947 21,745,256
887,905,292
a
Interactive Media & Services  —  6 .2%
Alphabet, Inc. , Class A ..................... 4,160,597 733,222,010
Alphabet, Inc. , Class C , NVS ................. 3,387,716 600,946,941
IAC, Inc.
(a) (b)
............................ 52,324 1,953,778
Match Group, Inc. ........................ 177,195 5,473,554
Meta Platforms, Inc. , Class A ................. 1,562,769 1,153,464,171
Pinterest, Inc. , Class A
(a) (b)
................... 424,469 15,221,458
Reddit, Inc. , Class A
(a) (b)
..................... 83,427 12,561,603
Trump Media & Technology Group Corp.
(a) (b)
....... 53,624 967,377
ZoomInfo Technologies, Inc.
(a)
................ 199,544 2,019,385
2,525,830,277
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 448,070 133,923,642
Akamai Technologies, Inc.
(a) (b)
................. 102,712 8,192,309
Amdocs Ltd. ............................ 80,195 7,316,992
Cloudflare, Inc. , Class A
(a)
................... 220,883 43,255,518
Cognizant Technology Solutions Corp. , Class A ..... 353,378 27,574,085
DXC Technology Co.
(a)
..................... 127,435 1,948,481
EPAM Systems, Inc.
(a)
...................... 39,835 7,043,625
Gartner, Inc.
(a)
........................... 54,114 21,873,961
Globant SA
(a) (b)
.......................... 29,943 2,720,022
GoDaddy, Inc. , Class A
(a) (b)
................... 98,371 17,712,682
International Business Machines Corp. .......... 665,936 196,304,614
Kyndryl Holdings, Inc.
(a)
..................... 164,090 6,885,216
MongoDB, Inc. , Class A
(a)
................... 56,456 11,855,196
Okta, Inc. , Class A
(a)
....................... 117,261 11,722,582
Snowflake, Inc. , Class A
(a)
................... 224,291 50,189,597
Twilio, Inc. , Class A
(a)
...................... 101,197 12,584,859
VeriSign, Inc. ........................... 57,247 16,532,934
577,636,315
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 45,891 2,535,019
Hasbro, Inc. ............................ 94,607 6,983,889
Mattel, Inc.
(a)
............................ 229,812 4,531,893
YETI Holdings, Inc.
(a)
...................... 61,474 1,937,660
15,988,461
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 203,958 24,069,084
Avantor, Inc.
(a)
........................... 472,433 6,358,948
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 13,819 3,334,801
Bio-Techne Corp. ......................... 113,837 5,856,914
Bruker Corp. ............................ 78,672 3,241,286
Charles River Laboratories International, Inc.
(a)
..... 34,927 5,299,474

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Danaher Corp. .......................... 456,641 $ 90,204,863
Illumina, Inc.
(a)
........................... 114,762 10,949,442
IQVIA Holdings, Inc.
(a)
...................... 125,392 19,760,525
Medpace Holdings, Inc.
(a) (b)
.................. 16,338 5,127,845
Mettler-Toledo International, Inc.
(a)
............. 14,949 17,560,889
QIAGEN N.V. ........................... 154,257 7,413,591
Repligen Corp.
(a)
......................... 37,690 4,687,882
Revvity, Inc. ............................ 86,540 8,370,149
Sotera Health Co.
(a) (b)
...................... 107,948 1,200,382
Tempus AI, Inc. , Class A
(a) (b)
.................. 58,920 3,743,777
Thermo Fisher Scientific, Inc. ................. 270,293 109,593,000
Waters Corp.
(a) (b)
......................... 42,428 14,809,069
West Pharmaceutical Services, Inc. ............ 52,031 11,384,383
352,966,304
a
Machinery  —  1 .7%
AGCO Corp. ............................ 45,774 4,722,046
Allison Transmission Holdings, Inc. ............. 62,686 5,954,543
Caterpillar, Inc. .......................... 331,423 128,661,723
CNH Industrial N.V. ....................... 626,224 8,115,863
Crane Co. .............................. 34,729 6,594,690
Cummins, Inc. ........................... 97,835 32,040,963
Deere & Co. ............................ 174,889 88,929,308
Donaldson Co., Inc. ....................... 86,788 6,018,748
Dover Corp. ............................ 96,987 17,770,928
Esab Corp. ............................. 40,720 4,908,796
Flowserve Corp. ......................... 95,372 4,992,724
Fortive Corp. ............................ 245,013 12,772,528
Gates Industrial Corp. PLC
(a) (b)
................ 169,477 3,903,055
Graco, Inc. ............................. 118,691 10,203,865
IDEX Corp. ............................. 54,880 9,635,282
Illinois Tool Works, Inc. ..................... 209,725 51,854,506
Ingersoll Rand, Inc.
(b)
...................... 289,649 24,093,004
ITT, Inc. ............................... 57,663 9,043,288
Lincoln Electric Holdings, Inc. ................ 38,810 8,046,089
Middleby Corp. (The)
(a) (b)
.................... 36,081 5,195,664
Mueller Industries, Inc. ..................... 77,613 6,167,905
Nordson Corp. ........................... 38,573 8,268,894
Oshkosh Corp. .......................... 46,483 5,277,680
Otis Worldwide Corp. ...................... 282,845 28,007,312
PACCAR, Inc. ........................... 369,668 35,140,640
Parker-Hannifin Corp. ...................... 91,852 64,155,866
Pentair PLC ............................ 116,980 12,009,167
RBC Bearings, Inc.
(a) (b)
..................... 22,187 8,537,558
Snap-on, Inc. ........................... 37,152 11,560,959
Stanley Black & Decker, Inc. ................. 111,396 7,547,079
Timken Co. (The) ......................... 44,396 3,220,930
Toro Co. (The) ........................... 70,832 5,006,406
Westinghouse Air Brake Technologies Corp. ....... 121,367 25,408,181
Xylem, Inc. ............................. 173,562 22,451,980
686,218,170
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 42,029 4,766,509
a
Media  —  0 .5%
Charter Communications, Inc. , Class A
(a) (b)
........ 64,900 26,531,769
Comcast Corp. , Class A .................... 2,650,939 94,612,013
DoubleVerify Holdings, Inc.
(a)
................. 98,709 1,477,674
Fox Corp. , Class A , NVS .................... 154,438 8,654,705
Fox Corp. , Class B ........................ 95,282 4,919,410
Interpublic Group of Companies, Inc. (The) ....... 270,229 6,615,206
Liberty Broadband Corp. , Series A
(a) (b)
........... 11,936 1,167,579
Liberty Broadband Corp. , Series C , NVS
(a)
........ 79,129 7,784,711
New York Times Co. (The) , Class A ............. 115,556 6,468,825
Security Shares Value
a
Media (continued)
News Corp. , Class A , NVS .................. 274,455 $ 8,156,802
News Corp. , Class B ...................... 83,131 2,852,225
Nexstar Media Group, Inc. ................... 20,186 3,491,169
Omnicom Group, Inc. ...................... 138,923 9,994,121
Paramount Global , Class A
(b)
................. 8,417 193,170
Paramount Global , Class B , NVS .............. 416,896 5,377,959
Sirius XM Holdings, Inc. .................... 135,858 3,120,658
Trade Desk, Inc. (The) , Class A
(a)
.............. 321,284 23,129,235
214,547,231
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 178,766 5,275,385
Anglogold Ashanti PLC ..................... 360,512 16,428,532
Carpenter Technology Corp. ................. 34,447 9,520,462
Cleveland-Cliffs, Inc.
(a) (b)
.................... 357,139 2,714,257
Freeport-McMoRan, Inc. .................... 1,030,978 44,692,896
MP Materials Corp. , Class A
(a) (b)
............... 86,292 2,870,935
Newmont Corp. .......................... 796,763 46,419,412
Nucor Corp. ............................ 164,395 21,295,728
Reliance, Inc. ........................... 37,768 11,855,375
Royal Gold, Inc. .......................... 46,876 8,336,428
Southern Copper Corp. ..................... 58,494 5,917,838
Steel Dynamics, Inc. ....................... 100,526 12,868,333
188,195,581
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 678,124 6,231,960
Annaly Capital Management, Inc. .............. 427,956 8,054,132
Rithm Capital Corp. ....................... 368,476 4,160,094
Starwood Property Trust, Inc. ................. 229,920 4,614,494
23,060,680
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 190,541 18,299,558
CenterPoint Energy, Inc. .................... 464,378 17,061,248
CMS Energy Corp. ........................ 214,948 14,891,597
Consolidated Edison, Inc. ................... 257,983 25,888,594
Dominion Energy, Inc. ...................... 610,845 34,524,959
DTE Energy Co. ......................... 148,923 19,726,341
NiSource, Inc. ........................... 336,098 13,558,193
Public Service Enterprise Group, Inc. ........... 358,892 30,211,529
Sempra ............................... 467,229 35,401,941
WEC Energy Group, Inc. .................... 227,272 23,681,742
233,245,702
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 112,129 7,565,343
Cousins Properties, Inc. .................... 118,936 3,571,648
Highwoods Properties, Inc. .................. 77,830 2,419,735
Kilroy Realty Corp. ........................ 82,436 2,828,379
Vornado Realty Trust ...................... 127,716 4,883,860
21,268,965
a
Oil, Gas & Consumable Fuels  —  2 .8%
Antero Midstream Corp. .................... 242,762 4,600,340
Antero Resources Corp.
(a)
................... 206,889 8,333,489
APA Corp. ............................. 262,604 4,803,027
Cheniere Energy, Inc. ...................... 157,887 38,448,642
Chevron Corp. ........................... 1,167,461 167,168,741
Chord Energy Corp. ....................... 44,359 4,296,169
Civitas Resources, Inc. ..................... 71,646 1,971,698
ConocoPhillips .......................... 906,058 81,309,645
Coterra Energy, Inc. ....................... 539,941 13,703,703
Devon Energy Corp. ....................... 445,078 14,157,931
Diamondback Energy, Inc. ................... 135,905 18,673,347
DT Midstream, Inc. ........................ 72,436 7,961,441

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 395,268 $ 47,278,006
EQT Corp. ............................. 422,865 24,661,487
Expand Energy Corp. ...................... 157,277 18,391,972
Exxon Mobil Corp. ........................ 3,101,597 334,352,157
Hess Corp. ............................. 201,045 27,852,774
HF Sinclair Corp. ......................... 109,206 4,486,183
Kinder Morgan, Inc. ....................... 1,391,302 40,904,279
Marathon Petroleum Corp. .................. 223,054 37,051,500
Matador Resources Co. .................... 84,300 4,022,796
Occidental Petroleum Corp. .................. 482,047 20,250,794
ONEOK, Inc. ............................ 445,364 36,355,063
Ovintiv, Inc. ............................. 186,165 7,083,578
Permian Resources Corp. , Class A ............. 471,484 6,421,612
Phillips 66 .............................. 291,767 34,807,803
Range Resources Corp. .................... 168,200 6,840,694
Targa Resources Corp. ..................... 153,700 26,756,096
Texas Pacific Land Corp. .................... 13,521 14,283,449
Valero Energy Corp. ....................... 223,427 30,033,057
Viper Energy, Inc. , Class A .................. 91,955 3,506,244
Williams Companies, Inc. (The) ............... 873,371 54,856,433
1,145,624,150
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 45,879 3,945,135
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 86,670 4,288,432
American Airlines Group, Inc.
(a) (b)
.............. 474,254 5,321,130
Delta Air Lines, Inc. ....................... 464,623 22,850,159
Southwest Airlines Co. ..................... 365,896 11,869,666
United Airlines Holdings, Inc.
(a)
................ 236,469 18,830,026
63,159,413
a
Personal Care Products  —  0 .1%
BellRing Brands, Inc.
(a)
..................... 93,438 5,412,863
Coty, Inc. , Class A
(a) (b)
...................... 278,450 1,294,793
elf Beauty, Inc.
(a) (b)
........................ 37,921 4,718,889
Estee Lauder Companies, Inc. (The) , Class A ...... 166,144 13,424,435
Kenvue, Inc. ............................ 1,360,089 28,466,663
53,317,643
a
Pharmaceuticals  —  2 .7%
Bristol-Myers Squibb Co. .................... 1,460,783 67,619,645
Corcept Therapeutics, Inc.
(a)
................. 67,260 4,936,884
Elanco Animal Health, Inc.
(a) (b)
................ 350,224 5,001,199
Eli Lilly & Co. ........................... 573,427 447,003,549
Jazz Pharmaceuticals PLC
(a) (b)
................ 42,380 4,497,366
Johnson & Johnson ....................... 1,722,436 263,102,099
Merck & Co., Inc. ......................... 1,803,453 142,761,339
Organon & Co. .......................... 189,576 1,835,096
Perrigo Co. PLC ......................... 98,073 2,620,511
Pfizer, Inc. ............................. 4,072,850 98,725,884
Royalty Pharma PLC , Class A ................ 280,752 10,115,495
Viatris, Inc. ............................. 861,528 7,693,445
Zoetis, Inc. , Class A ....................... 319,409 49,811,833
1,105,724,345
a
Professional Services  —  0 .8%
Amentum Holdings, Inc.
(a)
................... 110,880 2,617,877
Automatic Data Processing, Inc. ............... 291,651 89,945,168
Booz Allen Hamilton Holding Corp. , Class A ....... 89,395 9,308,701
Broadridge Financial Solutions, Inc. ............ 83,744 20,352,304
CACI International, Inc. , Class A
(a)
............. 15,758 7,511,839
Clarivate PLC
(a) (b)
......................... 292,807 1,259,070
Concentrix Corp. ......................... 32,584 1,722,227
Dayforce, Inc.
(a) (b)
......................... 108,208 5,993,641
Security Shares Value
a
Professional Services (continued)
Dun & Bradstreet Holdings, Inc. ............... 217,208 $ 1,974,421
Equifax, Inc. ............................ 88,175 22,869,950
ExlService Holdings, Inc.
(a)
.................. 113,247 4,959,086
FTI Consulting, Inc.
(a)
...................... 25,267 4,080,620
Genpact Ltd. ............................ 115,181 5,069,116
Jacobs Solutions, Inc. ...................... 86,883 11,420,770
KBR, Inc. .............................. 93,690 4,491,499
Leidos Holdings, Inc. ...................... 91,260 14,397,178
ManpowerGroup, Inc. ...................... 33,877 1,368,631
Parsons Corp.
(a)
.......................... 32,769 2,351,831
Paychex, Inc. ........................... 230,743 33,563,877
Paycom Software, Inc. ..................... 37,071 8,578,229
Paylocity Holding Corp.
(a)
................... 31,508 5,708,935
Robert Half, Inc. ......................... 74,061 3,040,204
Science Applications International Corp. ......... 34,859 3,925,472
SS&C Technologies Holdings, Inc. ............. 151,065 12,508,182
TransUnion ............................. 138,932 12,226,016
Verisk Analytics, Inc. ....................... 100,934 31,440,941
322,685,785
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 212,819 29,820,198
CoStar Group, Inc.
(a)
....................... 299,416 24,073,047
Howard Hughes Holdings, Inc.
(a) (b)
.............. 23,626 1,594,755
Jones Lang LaSalle, Inc.
(a)
................... 34,428 8,805,994
Zillow Group, Inc. , Class A
(a)
................. 33,728 2,310,031
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 110,833 7,763,851
74,367,876
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 243,181 8,771,539
AvalonBay Communities, Inc. ................ 101,781 20,712,434
Camden Property Trust ..................... 75,050 8,457,385
Equity LifeStyle Properties, Inc. ............... 136,141 8,395,815
Equity Residential ........................ 271,790 18,343,107
Essex Property Trust, Inc. ................... 45,818 12,984,821
Invitation Homes, Inc. ...................... 443,855 14,558,444
Mid-America Apartment Communities, Inc. ........ 84,122 12,450,897
Sun Communities, Inc. ..................... 90,645 11,465,686
UDR, Inc. .............................. 236,709 9,664,828
125,804,956
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 73,150 5,344,339
Brixmor Property Group, Inc. ................. 211,960 5,519,438
Federal Realty Investment Trust ............... 61,192 5,812,628
Kimco Realty Corp. ....................... 474,005 9,963,585
NNN REIT, Inc. .......................... 133,127 5,748,424
Realty Income Corp. ....................... 639,251 36,827,250
Regency Centers Corp. .................... 129,276 9,208,330
Simon Property Group, Inc. .................. 232,056 37,305,323
115,729,317
a
Semiconductors & Semiconductor Equipment  —  11 .5%
Advanced Micro Devices, Inc.
(a)
............... 1,152,680 163,565,292
Allegro MicroSystems, Inc.
(a) (b)
................ 88,503 3,025,918
Amkor Technology, Inc. ..................... 80,915 1,698,406
Analog Devices, Inc. ....................... 355,778 84,682,280
Applied Materials, Inc. ..................... 581,218 106,403,579
Astera Labs, Inc.
(a) (b)
....................... 102,504 9,268,412
Broadcom, Inc. .......................... 3,305,600 911,188,640
Cirrus Logic, Inc.
(a)
........................ 38,854 4,050,724
Enphase Energy, Inc.
(a)
..................... 94,535 3,748,313
Entegris, Inc. ............................ 107,684 8,684,715
First Solar, Inc.
(a)
......................... 72,652 12,026,812

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
GlobalFoundries, Inc.
(a) (b)
.................... 72,522 $ 2,770,340
Intel Corp. ............................. 3,114,266 69,759,558
KLA Corp. .............................. 95,519 85,560,189
Lam Research Corp. ...................... 915,196 89,085,179
Lattice Semiconductor Corp.
(a)
................ 98,137 4,807,732
MACOM Technology Solutions Holdings, Inc.
(a)
..... 44,770 6,415,093
Marvell Technology, Inc. .................... 617,458 47,791,249
Microchip Technology, Inc. ................... 380,555 26,779,655
Micron Technology, Inc. ..................... 799,732 98,566,969
MKS, Inc. .............................. 47,346 4,704,299
Monolithic Power Systems, Inc. ............... 33,119 24,222,574
NVIDIA Corp. ........................... 16,751,847 2,646,624,307
ON Semiconductor Corp.
(a)
.................. 301,732 15,813,774
Onto Innovation, Inc.
(a)
..................... 35,079 3,540,523
Qorvo, Inc.
(a)
............................ 66,068 5,609,834
QUALCOMM, Inc. ........................ 786,848 125,313,412
Skyworks Solutions, Inc. .................... 109,709 8,175,515
Teradyne, Inc. ........................... 112,549 10,120,406
Texas Instruments, Inc. ..................... 650,518 135,060,547
Universal Display Corp. .................... 31,439 4,856,068
4,723,920,314
a
Software  —  11 .4%
Adobe, Inc.
(a)
............................ 304,624 117,852,933
ANSYS, Inc.
(a)
........................... 62,739 22,035,192
Appfolio, Inc. , Class A
(a) (b)
................... 16,649 3,833,932
AppLovin Corp. , Class A
(a)
................... 170,635 59,735,901
Atlassian Corp. , Class A
(a)
................... 116,176 23,594,184
Aurora Innovation, Inc. , Class A
(a)
.............. 705,002 3,694,210
Autodesk, Inc.
(a)
.......................... 152,492 47,206,948
Bentley Systems, Inc. , Class B ................ 112,648 6,079,613
BILL Holdings, Inc.
(a)
....................... 65,976 3,052,050
Cadence Design Systems, Inc.
(a)
.............. 195,645 60,288,007
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 347,294 3,268,037
Confluent, Inc. , Class A
(a) (b)
.................. 198,118 4,939,082
Crowdstrike Holdings, Inc. , Class A
(a)
............ 174,820 89,037,574
Datadog, Inc. , Class A
(a)
.................... 218,231 29,314,970
DocuSign, Inc.
(a)
......................... 143,956 11,212,733
Dolby Laboratories, Inc. , Class A .............. 44,456 3,301,303
Dropbox, Inc. , Class A
(a) (b)
................... 144,853 4,142,796
Dynatrace, Inc.
(a)
......................... 212,462 11,730,027
Elastic N.V.
(a)
............................ 62,646 5,282,937
Fair Isaac Corp.
(a)
......................... 17,037 31,142,954
Fortinet, Inc.
(a) (b)
.......................... 453,009 47,892,111
Gen Digital, Inc. .......................... 390,389 11,477,437
Gitlab, Inc. , Class A
(a) (b)
..................... 89,012 4,015,331
Guidewire Software, Inc.
(a)
................... 59,311 13,964,775
HubSpot, Inc.
(a)
.......................... 36,395 20,258,549
Informatica, Inc. , Class A
(a)
.................. 75,020 1,826,737
Intuit, Inc. .............................. 195,426 153,923,380
Manhattan Associates, Inc.
(a)
................. 43,955 8,679,794
Microsoft Corp. .......................... 5,308,424 2,640,463,182
MicroStrategy, Inc. , Class A
(a) (b)
................ 178,781 72,268,644
nCino, Inc.
(a) (b)
........................... 76,290 2,133,831
Nutanix, Inc. , Class A
(a)
..................... 180,031 13,761,570
Oracle Corp. ............................ 1,185,197 259,119,620
Palantir Technologies, Inc. , Class A
(a)
........... 1,563,454 213,130,049
Palo Alto Networks, Inc.
(a) (b)
.................. 470,150 96,211,496
Pegasystems, Inc.
(b)
....................... 65,631 3,552,606
Procore Technologies, Inc.
(a) (b)
................ 82,008 5,610,987
PTC, Inc.
(a) (b)
............................ 85,031 14,654,242
RingCentral, Inc. , Class A
(a) (b)
................. 61,552 1,744,999
Roper Technologies, Inc. .................... 76,784 43,524,243
Rubrik, Inc. , Class A
(a) (b)
..................... 69,475 6,224,265
SailPoint, Inc.
(a) (b)
......................... 43,025 983,551
Security Shares Value
a
Software (continued)
Salesforce, Inc. .......................... 668,283 $ 182,234,091
Samsara, Inc. , Class A
(a) (b)
................... 192,025 7,638,754
SentinelOne, Inc. , Class A
(a)
.................. 198,006 3,619,550
ServiceNow, Inc.
(a)
........................ 147,617 151,762,085
Synopsys, Inc.
(a)
......................... 110,781 56,795,203
Teradata Corp.
(a)
......................... 72,615 1,620,041
Tyler Technologies, Inc.
(a)
................... 30,440 18,046,050
UiPath, Inc. , Class A
(a) (b)
.................... 300,416 3,845,325
Unity Software, Inc.
(a) (b)
..................... 221,675 5,364,535
Workday, Inc. , Class A
(a)
.................... 153,996 36,959,040
Zoom Communications, Inc. , Class A
(a)
.......... 190,012 14,817,136
Zscaler, Inc.
(a) (b)
.......................... 69,880 21,938,127
4,680,806,719
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 335,273 74,102,038
Crown Castle, Inc. ........................ 310,551 31,902,904
CubeSmart ............................. 159,929 6,796,983
Digital Realty Trust, Inc. .................... 241,418 42,086,400
EPR Properties .......................... 52,575 3,063,019
Equinix, Inc. ............................ 69,947 55,640,740
Extra Space Storage, Inc. ................... 150,496 22,189,130
Gaming and Leisure Properties, Inc. ............ 185,771 8,671,790
Iron Mountain, Inc. ........................ 209,593 21,497,954
Lamar Advertising Co. , Class A ............... 63,385 7,692,404
Millrose Properties, Inc. , Class A ............... 92,274 2,630,732
National Storage Affiliates Trust ............... 49,118 1,571,285
Public Storage ........................... 113,568 33,323,123
Rayonier, Inc. ........................... 109,282 2,423,875
SBA Communications Corp. , Class A ............ 77,567 18,215,834
VICI Properties, Inc. ....................... 754,957 24,611,598
Weyerhaeuser Co. ........................ 521,159 13,388,575
369,808,384
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 18,451 3,665,291
AutoZone, Inc.
(a)
......................... 11,954 44,375,997
Bath & Body Works, Inc. .................... 154,783 4,637,299
Best Buy Co., Inc. ........................ 138,342 9,286,898
Burlington Stores, Inc.
(a)
.................... 45,468 10,577,676
CarMax, Inc.
(a)
........................... 109,992 7,392,562
Carvana Co. , Class A
(a) (b)
.................... 91,912 30,970,668
Chewy, Inc. , Class A
(a)
..................... 149,687 6,379,660
Dick's Sporting Goods, Inc. .................. 38,739 7,662,962
Five Below, Inc.
(a)
......................... 39,106 5,129,925
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 75,688 5,749,261
GameStop Corp. , Class A
(a) (b)
................. 282,664 6,894,175
Gap, Inc. (The) .......................... 150,301 3,278,065
Home Depot, Inc. (The) .................... 713,147 261,468,216
Lithia Motors, Inc. , Class A .................. 18,298 6,181,430
Lowe's Companies, Inc. .................... 401,158 89,004,925
Murphy USA, Inc. ........................ 12,896 5,246,093
O'Reilly Automotive, Inc.
(a) (b)
.................. 610,000 54,979,300
Penske Automotive Group, Inc. ............... 12,752 2,190,921
RH
(a) (b)
................................ 10,455 1,976,100
Ross Stores, Inc. ......................... 230,599 29,419,820
TJX Companies, Inc. (The) .................. 800,602 98,866,341
Tractor Supply Co. ........................ 381,758 20,145,370
Ulta Beauty, Inc.
(a)
........................ 32,328 15,123,685
Valvoline, Inc.
(a) (b)
......................... 93,612 3,545,086
Wayfair, Inc. , Class A
(a) (b)
.................... 68,796 3,518,227
Williams-Sonoma, Inc. ..................... 84,765 13,848,058
751,514,011
a

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  5 .6%
Apple, Inc. ............................. 10,551,101 $ 2,164,769,392
Dell Technologies, Inc. , Class C ............... 227,585 27,901,921
Hewlett Packard Enterprise Co. ............... 950,999 19,447,929
HP, Inc. ............................... 673,219 16,466,937
NetApp, Inc. ............................ 145,758 15,530,515
Pure Storage, Inc. , Class A
(a)
................. 221,124 12,732,320
Sandisk Corp.
(a) (b)
......................... 96,522 4,377,273
Super Micro Computer, Inc.
(a) (b)
................ 367,497 18,011,028
Western Digital Corp. ...................... 248,632 15,909,962
2,295,147,277
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Amer Sports, Inc.
(a) (b)
...................... 106,776 4,138,638
Birkenstock Holding PLC
(a) (b)
................. 38,101 1,873,807
Columbia Sportswear Co. ................... 18,608 1,136,577
Crocs, Inc.
(a) (b)
........................... 40,885 4,140,833
Deckers Outdoor Corp.
(a)
.................... 109,419 11,277,816
Lululemon Athletica, Inc.
(a)
................... 75,338 17,898,802
NIKE, Inc. , Class B ....................... 828,134 58,830,639
On Holding AG , Class A
(a) (b)
.................. 157,666 8,206,515
PVH Corp. ............................. 38,779 2,660,239
Ralph Lauren Corp. , Class A ................. 28,295 7,760,753
Skechers USA, Inc. , Class A
(a)
................ 93,308 5,887,735
Tapestry, Inc. ............................ 148,024 12,997,987
Under Armour, Inc. , Class A
(a) (b)
............... 140,654 960,667
Under Armour, Inc. , Class C , NVS
(a)
............ 140,720 913,273
VF Corp. .............................. 253,940 2,983,795
141,668,076
a
Tobacco  —  0 .7%
Altria Group, Inc. ......................... 1,207,384 70,788,924
Philip Morris International, Inc. ................ 1,115,166 203,105,184
273,894,108
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 73,965 4,326,213
Applied Industrial Technologies, Inc. ............ 27,277 6,340,539
Core & Main, Inc. , Class A
(a)
.................. 138,224 8,341,818
Fastenal Co. ............................ 821,910 34,520,220
Ferguson Enterprises, Inc. ................... 138,632 30,187,118
FTAI Aviation Ltd. ......................... 72,909 8,387,451
MSC Industrial Direct Co., Inc. , Class A .......... 33,877 2,880,223
Security Shares Value
a
Trading Companies & Distributors (continued)
QXO, Inc.
(a) (b)
............................ 425,973 $ 9,175,458
SiteOne Landscape Supply, Inc.
(a)
.............. 32,721 3,957,278
United Rentals, Inc. ....................... 46,413 34,967,554
Watsco, Inc. ............................ 24,882 10,988,389
WESCO International, Inc. ................... 34,299 6,352,175
WW Grainger, Inc. ........................ 31,705 32,980,809
193,405,245
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 139,572 19,415,861
Essential Utilities, Inc. ...................... 197,260 7,326,236
26,742,097
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
Millicom International Cellular SA .............. 73,539 2,755,506
T-Mobile U.S., Inc. ........................ 325,060 77,448,797
80,204,303
Total Long-Term Investments — 99.9%
(Cost: $ 34,781,745,419 ) .............................. 40,987,498,184
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (e) (f)
...................... 445,461,870 445,640,055
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (e)
............................ 11,750,398 11,750,398
a
Total Short-Term Securities — 1.1%
(Cost: $ 457,216,119 ) ................................ 457,390,453
Total Investments — 101.0%
(Cost: $ 35,238,961,538 ) .............................. 41,444,888,637
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (391,217,022)
Net Assets — 100.0% ................................. $ 41,053,671,615
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 337,521,570  $ 108,138,850
(a)
$ —  $ (13,198) $ (7,167) $ 445,640,055  445,461,870  $ 246,641
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 55,868,399  —  (44,118,001)
(a)
—  —  11,750,398  11,750,398  596,443  —
BlackRock, Inc. ... 100,685,596  13,673,656  (11,196,858) 3,764,648  7,653,157  114,580,199  109,202  559,966  —
$ 3,751,450  $ 7,645,990
$ 571,970,652
$ 1,403,050  $ —

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 197 09/19/25 $ 61,599 $ 1,336,307
E-Mini S&P MidCap 400 Index ............................................................. 14 09/19/25 4,376 60,320
$ 1,396,627
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 40,987,498,184  $ —  $ —  $ 40,987,498,184
Short-Term Securities
Money Market Funds ...................................... 457,390,453  —  —  457,390,453
$ 41,444,888,637  $ —  $ —  $ 41,444,888,637
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,396,627  $ —  $ —  $ 1,396,627
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust